UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-101.8%

Aerospace & Defense-1.1%
10,900	Raytheon Co.	$1,090,545
10,300	United Technologies Corp.	1,182,234
		2,272,779

Air Freight & Logistics-1.1%
13,500	FedEx Corp.	2,282,985

Airlines-0.7%
40,000	Japan Airlines Co., Ltd.	1,354,224

Auto Components-2.0%
9,500	BorgWarner, Inc.	513,095
16,100	Delphi Automotive PLC	1,106,553
458,000	GKN PLC	2,529,457
		4,149,105

Automobiles-0.6%
21,000	Thor Industries, Inc.	1,183,350

Banks-4.2%
187,373	Banco Bilbao Vizcaya Argentaria SA	1,600,606
99,000	Bangkok Bank PCL	575,522
38,500	Hana Financial Group, Inc.	1,125,383
101,900	Mitsubishi UFJ Financial Group, Inc.	541,524
206,800	Regions Financial Corp.	1,799,160
70,700	Standard Chartered PLC	942,777
12,300	Sumitomo Mitsui Financial Group, Inc.	412,749
28,800	Wells Fargo & Co. (a)	1,495,296
		8,493,017

Beverages-2.5%
21,000	Anheuser-Busch InBev NV-ADR	2,563,470
82,500	Diageo PLC	2,442,051
		5,005,521

Capital Markets-3.2%
65,400	Daiwa Securities Group, Inc.	475,181
185,000	Fortress Investment Group LLC-Class A	1,320,900
24,000	HFF, Inc.-Class A	815,280
21,000	Lazard, Ltd.-Class A	961,800
81,853	Mediobanca SpA	709,028
91,756	Och-Ziff Capital Management Group LLC-Class A (a)	1,017,574
27,500	Schroders PLC	1,195,029
		6,494,792

Chemicals-1.7%
134,000	Clariant AG (b)	2,152,880
21,000	Symrise AG	1,374,510
		3,527,390

Commercial Services & Supplies-2.5%
57,000	ISS A/S	1,684,084
64,700	KAR Auction Services, Inc.	2,206,917

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

76,000	RR Donnelley & Sons Co.	1,251,720
		5,142,721

Communications Equipment-2.0%
76,500	Cisco Systems, Inc. (a)	2,016,922
33,200	QUALCOMM, Inc. (a)	2,073,672
		4,090,594

Construction & Engineering-2.5%
409,513	Abengoa SA-B Shares	1,209,936
1,831,000	China Railway Construction Corp., Ltd.-Class H	2,093,981
32,600	Vinci SA	1,712,614
		5,016,531

Containers & Packaging-1.3%
557,700	DS Smith PLC	2,652,523

Diversified Financial Services-2.1%
80,300	Bank of America Corp. (a)	1,216,545
208,536	Cerved Information Solutions SpA	1,126,264
39,400	Citigroup, Inc. (a)	1,849,830
		4,192,639

Electric Utilities-1.1%
38,600	Northeast Utilities	2,145,388

Electronic Equipment, Instruments & Components-1.4%
42,800	TE Connectivity, Ltd.	2,841,492

Energy Equipment & Services-1.0%
45,109	Canadian Energy Services & Technology Corp.	190,631
18,000	Halliburton Co.	719,820
14,500	Schlumberger, Ltd.	1,194,655
		2,105,106

Food & Staples Retailing-1.8%
6,000	Costco Wholesale Corp.	857,940
38,400	Walgreens Boots Alliance, Inc.	2,832,000
		3,689,940

Food Products-5.5%
65,600	Dean Foods Co.	1,188,672
58,600	Mondelez International, Inc.-Class A (a)	2,065,064
34,300	Nestle SA	2,619,524
111,802	Pilgrim’s Pride Corp.	3,035,424
65,500	Pinnacle Foods, Inc.	2,356,035
		11,264,719

Health Care Equipment & Supplies-1.2%
33,500	Medtronic PLC	2,391,900

Health Care Providers & Services-3.6%
16,000	HCA Holdings, Inc. (a)	1,132,800
12,400	Humana, Inc.	1,815,856
15,300	McKesson Corp. (a)	3,253,545
11,000	UnitedHealth Group, Inc.	1,168,750
		7,370,951

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Hotels, Restaurants & Leisure-1.0%
8,000	Las Vegas Sands Corp. (a)	434,960
11,500	McDonald’s Corp.	1,063,060
18,500	Melco Crown Entertainment, Ltd.-ADR	444,000
		1,942,020

Household Durables-1.6%
35,000	Lennar Corp.-Class A	1,571,850
40,000	Ryland Group, Inc.	1,606,000
		3,177,850

Household Products-2.2%
15,500	Colgate-Palmolive Co. (a)	1,046,560
18,100	Energizer Holdings, Inc. (a)	2,316,981
10,700	The Clorox Co.	1,141,797
		4,505,338

Independent Power Producers & Energy Traders-1.1%
42,105	Abengoa Yield PLC	1,386,096
30,663	Pattern Energy Group, Inc.	895,973
		2,282,069

Industrial Conglomerates-0.5%
9,000	Siemens AG	950,732

Insurance-2.7%
6,500	Allianz SE	1,071,794
80,000	BB Seguridade Participacoes SA	876,549
17,000	Prudential Financial, Inc.	1,289,960
20,000	WR Berkley Corp.	979,800
3,600	Zurich Insurance Group AG	1,193,681
		5,411,784

Internet & Catalog Retail-0.8%
21,000	HSN, Inc.	1,626,240

Internet Software & Services-0.5%
5,015	Equinix, Inc.	1,087,553

IT Services-1.8%
24,600	Accenture PLC-Class A (a)	2,067,138
9,900	International Business Machines Corp. (a)	1,517,769
		3,584,907

Life Sciences Tools & Services-1.4%
22,200	Thermo Fisher Scientific, Inc.	2,779,662

Machinery-2.3%
1,575,500	China CNR Corp., Ltd.-Class H (b)(c)(d)	2,009,483
20,300	Snap-on, Inc. (a)	2,694,013
		4,703,496

Media-4.1%
20,000	CBS Corp.-Class B	1,096,200
19,500	Comcast Corp.-Class A (a)	1,036,327
300,000	ITV PLC	992,856
27,800	The Walt Disney Co. (a)	2,528,688
7,500	Time Warner Cable, Inc.	1,020,975

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

77,900	WPP PLC	1,713,066
		8,388,112

Multi-Utilities-1.1%
59,800	CMS Energy Corp. (a)	2,256,254

Multiline Retail-1.0%
5,300	Kering	1,069,345
142,000	Marks & Spencer Group PLC	1,032,217
		2,101,562

Office Electronics-0.6%
93,000	Xerox Corp.	1,224,810

Oil, Gas & Consumable Fuels-6.6%
14,200	Chevron Corp.	1,455,926
45,300	Enbridge, Inc. (a)	2,193,879
22,500	Exxon Mobil Corp.	1,966,950
8,000	Marathon Petroleum Corp.	740,720
16,200	Occidental Petroleum Corp.	1,296,000
20,500	Phillips 66	1,441,560
165,000	Scorpio Tankers, Inc.	1,298,550
45,000	The Williams Cos., Inc. (a)	1,973,700
20,500	Total SA	1,052,276
		13,419,561

Paper & Forest Products-0.3%
24,000	Svenska Cellulosa AB SCA-B Shares	578,499

Pharmaceuticals-5.5%
7,300	Bayer AG	1,051,429
17,500	Merck & Co., Inc.	1,054,900
33,900	Novartis AG-ADR (a)	3,301,860
7,200	Roche Holding AG	1,940,525
22,500	Sanofi-ADR (a)	1,037,025
48,000	Teva Pharmaceutical Industries, Ltd.-ADR	2,729,280
		11,115,019

Real Estate Investment Trusts-5.3%
22,600	American Tower Corp. (a)	2,191,070
33,000	Corrections Corp. of America (a)	1,297,560
156	Nippon Building Fund, Inc.	767,597
16,786	Outfront Media, Inc.	475,883
733,333	Prologis Property Mexico SA de CV (b)	1,426,109
185,654	Scentre Group	545,503
34,000	The Geo Group, Inc.	1,479,680
154,200	Two Harbors Investment Corp. (a)	1,591,344
134,500	Westfield Corp.	1,025,988
		10,800,734

Real Estate Management & Development-1.8%
113,000	BR Malls Participacoes SA	641,383
67,000	Cheung Kong Holdings, Ltd.	1,278,546
70,600	Mitsui Fudosan Co., Ltd.	1,784,880
		3,704,809

Road & Rail-2.5%
483,000	All America Latina Logistica SA	693,022
14,700	Canadian Pacific Railway, Ltd. (a)	2,567,649

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

21,400	Ryder System, Inc.	1,771,706
		5,032,377

Semiconductors & Semiconductor Equipment-2.6%
75,300	Applied Materials, Inc.	1,719,852
35,000	Avago Technologies, Ltd. (a)	3,600,800
		5,320,652

Specialty Retail-3.0%
34,700	Penske Automotive Group, Inc.	1,677,745
665,000	Pets at Home Group PLC	2,159,132
34,600	TJX Cos., Inc.	2,281,524
		6,118,401

Technology, Hardware, Storage & Peripherals-3.2%
37,500	Apple, Inc. (a)	4,393,500
84,500	EMC Corp.	2,191,085
		6,584,585

Textiles, Apparel & Luxury Goods-1.0%
25,000	Carter’s, Inc.	2,037,250

Trading Companies & Distributors-1.2%
146,000	Ashtead Group PLC	2,375,786

Transportation Infrastructure-0.9%
345,300	Adani Ports & Special Economic Zone, Ltd.	1,885,967

Water Utilities-0.6%
20,900	American Water Works Co., Inc. (a)	1,173,326

Wireless Telecommunication Services-1.5%
84,600	Vodafone Group PLC-ADR	2,971,998
	Total Common Stocks (Cost $189,604,036)	206,809,020

Equity-Linked Structured Notes-1.0%

Multi-Utilities-1.0%
112,000	Veolia Environnement SA-Morgan Stanley BV	2,051,742
	Total Equity-Linked Structured Notes (Cost $2,196,419)	2,051,742

Principal Amount

Convertible Bonds-0.0% (e)

Household Durables-0.0% (e)
$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (f)	2,949
	Total Convertible Bonds (Cost $283,909)	2,949

Total Investments (Cost $192,084,364)-102.8%		208,863,711
Liabilities in Excess of Other Assets-(2.8)%		(5,770,888)
TOTAL NET ASSETS 100.0%		$203,092,823

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.0% of the Fund’s net assets.

(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.0% of the Fund’s net assets.

(e) Amount is less than 0.05%.

(f) Represents a zero-coupon bond.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.7%

Aerospace & Defense-1.5%
900	United Technologies Corp.	$103,302

Banks-2.4%
2,700	MidWestOne Financial Group, Inc.	75,654
10,000	Regions Financial Corp.	87,000
		162,654

Beverages-3.3%
900	Anheuser-Busch InBev NV-ADR	109,863
1,250	PepsiCo, Inc.	117,225
		227,088

Biotechnology-1.5%
650	Amgen, Inc.	98,969

Capital Markets-5.7%
9,000	Fortress Investment Group LLC-Class A	64,260
9,000	JMP Group LLC	68,670
2,000	Lazard, Ltd.-Class A	91,600
3,500	NorthStar Asset Management Group, Inc.	74,095
8,000	Och-Ziff Capital Management Group LLC-Class A	88,720
		387,345

Chemicals-2.6%
600	Air Products & Chemicals, Inc.	87,366
400	PPG Industries, Inc.	89,152
		176,518

Communications Equipment-2.6%
3,250	Cisco Systems, Inc.	85,686
1,500	QUALCOMM, Inc.	93,690
		179,376

Construction & Engineering-0.9%
7,500	Aecon Group, Inc.	57,842

Diversified Financial Services-1.2%
1,700	Citigroup, Inc.	79,815

Diversified Telecommunication Services-1.5%
2,200	Verizon Communications, Inc.	100,562

Electric Utilities-2.1%
1,300	Northeast Utilities	72,254
1,000	Pinnacle West Capital Corp.	70,180
		142,434

Electronic Equipment, Instruments & Components-1.6%
1,650	TE Connectivity, Ltd.	109,544

Energy Equipment & Services-2.5%
1,600	Bristow Group, Inc.	89,136
1,000	Schlumberger, Ltd.	82,390
		171,526

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Food & Staples Retailing-3.3%
1,100	CVS Health Corp.	107,976
1,550	Walgreens Boots Alliance, Inc.	114,312
		222,288

Food Products-2.3%
2,000	Pilgrim’s Pride Corp.	54,300
2,900	Pinnacle Foods, Inc.	104,313
		158,613

Gas Utilities-1.0%
1,200	Atmos Energy Corp.	68,292

Health Care Equipment & Supplies-1.7%
850	Becton, Dickinson & Co.	117,368

Health Care Providers & Services-3.3%
1,200	Aetna, Inc.	110,184
1,200	AmerisourceBergen Corp.	114,060
		224,244

Hotels, Restaurants & Leisure-1.8%
1,650	Yum! Brands, Inc.	119,262

Household Products-3.0%
850	Energizer Holdings, Inc.	108,808
1,100	The Procter & Gamble Co.	92,719
		201,527

Industrial Conglomerates-1.3%
550	3M Co.	89,265

Insurance-1.1%
1,000	Prudential Financial, Inc.	75,880

Internet & Catalog Retail-1.7%
1,450	HSN, Inc.	112,288

IT Services-2.9%
550	International Business Machines Corp.	84,321
430	Visa, Inc.-Class A	109,611
		193,932

Life Sciences Tools & Services-1.3%
2,400	Agilent Technologies, Inc.	90,648

Machinery-2.6%
1,250	Dover Corp.	87,550
650	Snap-on, Inc.	86,262
		173,812

Media-3.2%
2,000	CBS Corp.-Class B	109,620
900	Comcast Corp.-Class A	47,831
450	Time Warner Cable, Inc.	61,258
		218,709

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Metals & Mining-1.3%
1,300	Kaiser Aluminum Corp.	90,103

Multi-Utilities-1.1%
2,000	CMS Energy Corp.	75,460

Oil, Gas & Consumable Fuels-4.9%
850	Chevron Corp.	87,150
1,500	Devon Energy Corp.	90,405
1,000	Occidental Petroleum Corp.	80,000
2,600	Suncor Energy, Inc.	77,506
		335,061

Pharmaceuticals-6.8%
2,600	Abbott Laboratories	116,376
1,600	AbbVie, Inc.	96,560
1,000	Mylan, Inc. (a)	53,150
700	Perrigo Co. PLC	106,218
1,600	Teva Pharmaceutical Industries, Ltd.-ADR	90,976
		463,280

Real Estate Investment Trusts-2.5%
750	American Tower Corp.	72,713
4,000	Starwood Waypoint Residential Trust	96,960
		169,673

Real Estate Management & Development-1.2%
550	Jones Lang LaSalle, Inc.	80,894

Road & Rail-1.2%
4,000	Marten Transport, Ltd.	81,800

Semiconductors & Semiconductor Equipment-3.0%
1,100	Avago Technologies, Ltd.	113,168
2,000	Linear Technology Corp.	89,880
		203,048

Software-4.6%
5,400	Activision Blizzard, Inc.	112,833
2,550	Microsoft Corp.	103,020
2,300	Oracle Corp.	96,347
		312,200

Specialty Retail-1.7%
3,200	GameStop Corp.-Class A	112,800

Technology, Hardware, Storage & Peripherals-3.9%
1,500	Apple, Inc.	175,740
3,300	EMC Corp.	85,569
		261,309

Textiles, Apparel & Luxury Goods-1.4%
1,400	VF Corp.	97,118

Thrifts & Mortgage Finance-1.6%
5,000	Territorial Bancorp, Inc.	108,700

Wireless Telecommunication Services-1.6%
3,100	Vodafone Group PLC-ADR	108,903
	Total Common Stocks (Cost $5,889,912)	6,563,452

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Principal Amount

Short-Term Investments-2.8%
$190,000	State Street Eurodollar Time Deposit, 0.01%	190,000
	Total Short-Term Investments (Cost $190,000)	190,000

Total Investments (Cost $6,079,912)-99.5%		6,753,452
Other Assets in Excess of Liabilities-0.5%		34,227
TOTAL NET ASSETS 100.0%		$6,787,679

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

Alpine Financial Services Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-109.2%

Banks-61.1%
4,150	1st Constitution Bancorp (a)(b)	$45,650
8,316	American River Bankshares (a)(b)	82,162
15,895	Banc of California, Inc. (b)	162,924
1,716	Banco ABC Brasil SA (a)	7,259
80,808	Banco Bilbao Vizcaya Argentaria SA	690,290
16,039	Banco de Chile-ADR (b)	1,054,404
13,000	Banco Industrial e Comercial SA (a)	26,404
46,381	Bank of Commerce Holdings (b)	264,372
5,000	Bank of Georgia Holdings PLC	152,644
28,000	Bankwell Financial Group, Inc. (a)(b)	546,280
8,244	BNC Bancorp (b)	131,739
106,583	Carolina Trust Bank (a)(b)	553,699
5,000	Carter Bank & Trust (b)	63,000
12,493	Centerstate Banks, Inc. (b)	137,548
26,734	Citizens First Corp. (a)(b)	333,373
6,095	Comerica, Inc. (b)	252,942
10,000	Community Southern Holdings, Inc.	84,150
5,000	County Commerce Bank (a)(b)	92,500
13,000	CU Bancorp (a)(b)	264,160
1,000	Cullen/Frost Bankers, Inc.	62,300
325,000	Eurobank Ergasias SA (a)	40,190
20,619	FCB Financial Holdings, Inc.-Class A (a)(b)	465,783
40,000	First BanCorp (a)(b)	219,600
5,949	First Business Financial Services, Inc. (b)	260,388
5,749	First Foundation, Inc. (a)	102,447
13,850	First Internet Bancorp (b)	220,076
10,000	Green Bancorp, Inc. (a)	106,000
25,000	Grupo Aval Acciones y Valores-ADR	258,250
89,943	Investar Holding Corp. (b)	1,259,202
1,000,000	Lloyds Banking Group PLC (a)	1,107,814
9,500	Manhattan Bancorp (a)(b)	44,745
5,000	Metro Bancorp, Inc. (a)(b)	127,300
60,000	Mitsubishi UFJ Financial Group, Inc.	318,856
150,000	Mizuho Financial Group, Inc.	245,268
1,000	National Bank Holdings Corp.-Class A (b)	18,450
400,000	National Bank of Greece SA (a)	409,058
9,800	New Resource Bank (a)(b)	45,325
20,000	OFG Bancorp (b)	322,000
10,000	Opus Bank (a)	261,000
12,602	Pacific Mercantile Bancorp (a)(b)	86,324
43,776	Pacific Premier Bancorp, Inc. (a)(b)	650,511
5,000	Peapack Gladstone Financial Corp.	89,150
2,500	Plaza Bank (a)	7,775
7,000	Popular, Inc. (a)(b)	215,810
1,500	Prosperity Bancshares, Inc.	68,685
2,000	QCR Holdings, Inc. (b)	35,200
73,000	Republic First Bancorp, Inc. (a)(b)	250,390
5,000	SB Financial Group, Inc. (b)	48,050
5,000	Seacoast Commerce Banc Holdings (a)(b)	53,250
2,000	Security California Bancorp (a)(b)	24,300
39,000	Shore Bancshares, Inc. (a)(b)	360,750
6,500	SouthCrest Financial Group, Inc. (a)(b)	34,255
1,543	Southeastern Bank Financial Corp. (b)	41,507
25,000	Southern National Bancorp of Virginia, Inc. (b)	278,750
3,567	Southside Bancshares, Inc.	97,379
3,658	Square 1 Financial, Inc.-Class A (a)(b)	85,085
2,000	State Bank Financial Corp. (b)	36,520
5,000	Sterling Bancorp (b)	65,900

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

2,000	Stonegate Bank (b)	55,580
8,000	Sumitomo Mitsui Financial Group, Inc.	268,455
8,000	Summit State Bank (b)	107,280
3,571	SVB Financial Group (a)(b)	403,166
18,335	Synovus Financial Corp. (b)	472,493
55,000	TBC Bank JSC-GDR (a)(b)(c)	723,250
10,000	Texas Capital Bancshares, Inc. (a)(b)	408,500
14,600	Triumph Bancorp, Inc. (a)	189,800
36,000	Umpqua Holdings Corp.	558,360
50,000	UniCredit SpA	294,763
2,678	Valley Commerce Bancorp (b)	40,973
46,248	Valley National Bancorp	419,932
500	Zions BanCorp. (b)	11,980
		17,323,675

Capital Markets-23.6%
30,000	Aberdeen Asset Management PLC	196,930
36,842	Anima Holding SpA (a)(c)	184,057
12,500	Apollo Global Management LLC-Class A (b)	310,875
38,515	Ares Management LP (b)	731,400
3,000	Artisan Partners Asset Management, Inc.-Class A	144,810
25,000	BGC Partners, Inc.-Class A (b)	195,750
3,300	CI Financial Corp. (b)	84,142
23,823	Cowen Group, Inc.-Class A (a)(b)	99,104
80,000	Fifth Street Asset Management, Inc. (a)	1,084,800
20,000	Fifth Street Finance Corp.	156,800
63,000	Fortress Investment Group LLC-Class A (b)	449,820
8,000	Greenhill & Co., Inc. (b)	295,040
2,000	Hennessy Advisors, Inc.	40,020
17,900	KKR & Co. LP (b)	429,779
4,869	LPL Financial Holdings, Inc. (b)	200,359
30,000	Medley Capital Corp.	264,600
8,654	Moelis & Co.-Class A	268,274
8,200	Och-Ziff Capital Management Group LLC-Class A (b)	90,938
15,000	The Blackstone Group LP (b)	560,100
20,000	The Carlyle Group LP (b)	526,000
20,840	WisdomTree Investments, Inc. (b)	363,033
		6,676,631

Consumer Finance-1.4%
66,113	Imperial Holdings, Inc. (a)(b)	392,711

Diversified Financial Services-5.0%
37,124	BM&FBovespa SA	125,903
42,689	Cerved Information Solutions SpA	230,555
750,000	Dubai Financial Market	386,967
30,000	Hellenic Exchanges - Athens Stock Exchange SA Holding (a)	160,894
1,757	Intercontinental Exchange, Inc. (b)	361,467
3,500	The NASDAQ OMX Group, Inc. (b)	159,600
		1,425,386

Insurance-6.3%
12,000	Atlas Financial Holdings, Inc. (a)(b)	200,400
35,000	esure Group PLC	121,205
116,923	Health Insurance Innovations, Inc.-Class A (a)(b)	828,984
5,000	Hilltop Holdings, Inc. (a)	90,750
14,000	The Dai-ichi Life Insurance Co., Ltd.	187,567
5,700	The Phoenix Co., Inc. (a)(b)	353,571
		1,782,477

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Internet Software & Services-2.3%
15,000	Trulia, Inc. (a)	640,200

IT Services-0.2%
2,748	Worldline SA (a)(c)	49,684

Thrifts & Mortgage Finance-9.1%
14,550	Alliance Bancorp, Inc. of Pennsylvania (b)	254,043
82,636	Atlantic Coast Financial Corp. (a)(b)	320,628
6,500	Bank Mutual Corp. (b)	41,405
10,000	BankUnited, Inc.	276,600
3,000	Cape Bancorp, Inc. (b)	25,890
100,234	Central Federal Corp. (a)(b)	125,292
2,500	Dime Community Bancshares, Inc. (b)	36,900
2,000	First Savings Financial Group, Inc. (b)	52,100
2,000	Flagstar Bancorp, Inc. (a)(b)	28,420
8,823	HopFed Bancorp, Inc. (b)	116,552
2,000	LaPorte Bancorp, Inc. (b)	24,320
4,466	Meta Financial Group, Inc. (b)	149,477
1,000	Northwest Indiana Bancorp (b)	26,975
6,000	Ocean Shore Holding Co. (b)	84,780
33,722	PennyMac Financial Services, Inc.-Class A (a)(b)	607,670
23,751	Provident Financial Holdings, Inc. (b)	368,616
11,000	Riverview Bancorp, Inc. (a)(b)	48,400
		2,588,068

Trading Companies & Distributors-0.2%
1,000	GATX Corp.	57,150
	Total Common Stocks (Cost $29,821,472)	30,935,982

Preferred Stocks-0.9%

Banks-0.9%
62,100	Banco ABC Brasil SA	262,680
	Total Preferred Stocks (Cost $322,642)	262,680

Exchange-Traded Funds-0.7%

Diversified Financial Services-0.7%
2,000	Direxion Daily Financial Bull 3X Shares (a)	213,520
	Total Exchange-Traded Funds (Cost $221,070)	213,520

Total Investments (Cost $30,365,184)-110.8%		31,412,182
Liabilities in Excess of Other Assets-(10.8)%		(3,071,642)
TOTAL NET ASSETS 100.0%		$28,340,540

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security has been designated as collateral for the line of credit.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.4% of the Fund’s net assets.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

JSC-Joint Stock Company

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Small Cap Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-95.1%

Banks-6.3%
15,146	C1 Financial, Inc. (a)	$254,150
35,391	Park Sterling Corp.	237,120
30,043	Southern National Bancorp of Virginia, Inc.	334,979
		826,249

Biotechnology-2.9%
6,758	Ligand Pharmaceuticals, Inc. (a)	384,665

Building Products-4.2%
12,801	Patrick Industries, Inc. (a)	550,443

Capital Markets-2.4%
22,876	Silvercrest Asset Management Group, Inc.-Class A	322,552

Communications Equipment-2.2%
27,274	Ruckus Wireless, Inc. (a)	288,832

Construction & Engineering-3.9%
16,891	Dycom Industries, Inc. (a)	520,412

Consumer Finance-3.2%
8,650	PRA Group, Inc. (a)	428,348

Diversified Consumer Services-4.6%
16,675	Liberty Tax, Inc. (a)	600,300

Electrical Equipment-2.4%
7,361	AZZ, Inc.	310,560

Electronic Equipment, Instruments & Components-1.7%
14,377	CTS Corp.	230,032

Food Products-1.2%
1,672	J&J Snack Foods Corp.	164,057

Health Care Equipment & Supplies-3.0%
7,259	Natus Medical, Inc. (a)	272,938
2,745	Neogen Corp. (a)	126,545
		399,483

Health Care Providers & Services-9.2%
7,776	ExamWorks Group, Inc. (a)	287,401
7,186	Healthways, Inc. (a)	148,175
10,595	National Research Corp.-Class B	366,057
10,656	The Providence Service Corp. (a)	415,584
		1,217,217

Hotels, Restaurants & Leisure-1.4%
3,296	Popeyes Louisiana Kitchen, Inc. (a)	189,256

Household Durables-1.0%
9,995	LGI Homes, Inc. (a)	131,634

Insurance-2.5%
15,582	Employers Holdings, Inc.	324,106

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Internet Software & Services-2.5%
20,446	NIC, Inc.	335,723

IT Services-2.0%
7,718	Cardtronics, Inc. (a)	259,402

Machinery-2.7%
15,346	NN, Inc.	353,725

Media-8.2%
93,570	Cumulus Media, Inc.-Class A (a)	325,623
9,327	Live Nation Entertainment, Inc. (a)	221,703
10,594	Nexstar Broadcasting Group, Inc.-Class A	528,588
		1,075,914

Oil, Gas & Consumable Fuels-2.4%
39,620	Scorpio Tankers, Inc.	311,809

Professional Services-2.5%
6,895	The Advisory Board Co. (a)	323,238

Real Estate Investment Trusts-3.0%
22,289	Altisource Residential Corp.	401,425

Real Estate Management & Development-4.3%
21,186	Kennedy-Wilson Holdings, Inc.	563,336

Road & Rail-2.0%
11,293	Celadon Group, Inc.	269,112

Semiconductors & Semiconductor Equipment-2.9%
10,752	Integrated Device Technology, Inc. (a)	196,654
11,057	PDF Solutions, Inc. (a)	183,767
		380,421

Software-6.0%
12,258	ACI Worldwide, Inc. (a)	226,405
6,784	Fleetmatics Group PLC (a)	240,222
21,581	The Descartes Systems Group, Inc. (a)	330,621
		797,248

Thrifts & Mortgage Finance-2.1%
8,327	Meta Financial Group, Inc.	278,705

Transportation Infrastructure-2.4%
22,930	Aegean Marine Petroleum Network, Inc.	316,205
	Total Common Stocks (Cost $12,838,634)	12,554,409

Rights-0.0% (b)

Health Care Providers & Services-0.0% (b)
381	The Providence Service Corp.
	Expiration: February 05, 2015
	Exercise Price: USD 100.00 (a)	0
	Total Rights (Cost $0)	0

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Principal Amount

Short-Term Investments-3.8%
$504,000	State Street Eurodollar Time Deposit, 0.01%	504,000
	Total Short-Term Investments (Cost $504,000)	504,000
Total Investments (Cost $13,342,634)-98.9%		13,058,409
Other Assets in Excess of Liabilities-1.1%		145,488
TOTAL NET ASSETS 100.0%		$13,203,897

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Amount is less than 0.05%.

PLC-Public Limited Company

Alpine Transformations Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-93.4%

Aerospace & Defense-5.1%
1,000	Northrop Grumman Corp.	$156,950
1,000	Raytheon Co.	100,050
1,200	United Technologies Corp.	137,736
		394,736

Auto Components-1.0%
14,000	GKN PLC	77,320

Automobiles-1.1%
1,500	Thor Industries, Inc.	84,525

Biotechnology-3.3%
5,000	Merrimack Pharmaceuticals, Inc. (a)	47,150
1,500	Receptos, Inc. (a)	165,255
6,000	Verastem, Inc. (a)	43,800
		256,205

Chemicals-5.5%
10,000	Clariant AG (a)	160,663
2,500	Eastman Chemical Co.	177,225
1,500	Westlake Chemical Corp.	85,965
		423,853

Commercial Services & Supplies-4.2%
5,000	Deluxe Corp.	324,650

Containers & Packaging-0.9%
15,000	DS Smith PLC	71,343

Diversified Financial Services-2.0%
10,000	Bank of America Corp.	151,500

Electrical Equipment-5.8%
2,500	Eaton Corp. PLC	157,725
5,000	Generac Holdings, Inc. (a)	218,700
5,000	Hydrogenics Corp. (a)	67,450
		443,875

Electronic Equipment, Instruments & Components-2.0%
3,500	Oxford Instruments PLC	39,131
3,700	Universal Display Corp. (a)	117,882
		157,013

Energy Equipment & Services-0.5%
10,000	Canadian Energy Services & Technology Corp.	42,260

Health Care Equipment & Supplies-8.6%
2,000	Edwards Lifesciences Corp. (a)	250,700
100	Intuitive Surgical, Inc. (a)	49,448
2,000	Natus Medical, Inc. (a)	75,200
10,000	OraSure Technologies, Inc. (a)	91,900
6,000	Zeltiq Aesthetics, Inc. (a)	193,260
		660,508

Alpine Transformations Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Health Care Providers & Services-1.2%
6,923	Select Medical Holdings Corp.	93,599

Household Durables-4.2%
2,000	Garmin, Ltd.	104,720
4,500	Jarden Corp. (a)	216,090
		320,810

Internet & Catalog Retail-3.9%
300	The Priceline Group, Inc. (a)	302,844

Internet Software & Services-3.4%
3,000	Actua Corp. (a)	48,300
200	Google, Inc.-Class A (a)	107,510
200	Google, Inc.-Class C (a)	106,904
		262,714

Life Sciences Tools & Services-1.6%
1,000	Thermo Fisher Scientific, Inc.	125,210

Machinery-8.0%
1,500	Flowserve Corp.	81,735
1,500	Navistar International Corp. (a)	44,130
3,000	Snap-on, Inc.	398,130
1,000	The Middleby Corp. (a)	95,020
		619,015

Oil, Gas & Consumable Fuels-2.4%
372	Apache Corp.	23,276
1,000	HollyFrontier Corp.	35,920
14,000	Scorpio Tankers, Inc.	110,180
1,000	Stone Energy Corp. (a)	14,080
		183,456

Pharmaceuticals-7.4%
5,000	Aratana Therapeutics, Inc. (a)	82,850
500	Jazz Pharmaceuticals PLC (a)	84,670
2,000	Mallinckrodt PLC (a)	211,980
3,000	Mylan, Inc. (a)	159,450
8,000	TherapeuticsMD, Inc. (a)	32,480
		571,430

Road & Rail-4.2%
700	AMERCO	200,277
1,500	Ryder System, Inc.	124,185
		324,462
Semiconductors & Semiconductor Equipment-1.0%
20,000	Vitesse Semiconductor Corp. (a)	75,000

Software-3.4%
15,000	Callidus Software, Inc. (a)	224,250
10,000	Mitek Systems, Inc. (a)	34,300
		258,550

Technology, Hardware, Storage & Peripherals-7.9%
1,400	Apple, Inc.	164,024
7,758	Cray, Inc. (a)	252,057

Alpine Transformations Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

2,500	Synaptics, Inc. (a)	192,025
		608,106

Trading Companies & Distributors-2.7%
5,000	Ashtead Group PLC	81,362
1,500	United Rentals, Inc. (a)	124,275
		205,637

Transportation Infrastructure-2.1%
12,000	Aegean Marine Petroleum Network, Inc.	165,480
	Total Common Stocks (Cost $5,236,363)	7,204,101

Principal Amount

Short-Term Investments-5.7%
$435,000	State Street Eurodollar Time Deposit, 0.01%	435,000
	Total Short-Term Investments (Cost $435,000)	435,000
Total Investments (Cost $5,671,363)-99.1%		7,639,101
Other Assets in Excess of Liabilities-0.9%		72,126
TOTAL NET ASSETS 100.0%		$7,711,227

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

PLC-Public Limited Company

Alpine Equity Income Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-89.8%

Aerospace & Defense-5.7%
5,000	Precision Castparts Corp.	$1,000,500
16,000	Raytheon Co.	1,600,800
16,000	United Technologies Corp.	1,836,480
		4,437,780

Banks-2.2%
8,500	Prosperity Bancshares, Inc.	389,215
5,000	Signature Bank (a)	585,650
5,000	The PNC Financial Services Group, Inc.	422,700
8,000	Washington Trust Bancorp, Inc.	292,960
		1,690,525

Beverages-0.8%
5,500	Diageo PLC-ADR	649,715

Biotechnology-2.0%
4,000	Amgen, Inc.	609,040
9,000	Gilead Sciences, Inc. (a)	943,470
		1,552,510

Capital Markets-1.9%
5,000	Ameriprise Financial, Inc.	624,700
34,000	Apollo Global Management LLC-Class A	845,580
		1,470,280

Chemicals-4.1%
20,000	E.I. du Pont de Nemours & Co.	1,424,200
16,000	Eastman Chemical Co.	1,134,240
6,000	International Flavors & Fragrances, Inc.	636,660
		3,195,100

Commercial Services & Supplies-1.7%
20,000	Deluxe Corp.	1,298,600

Communications Equipment-2.6%
38,000	Juniper Networks, Inc.	863,740
19,000	QUALCOMM, Inc.	1,186,740
		2,050,480

Consumer Finance-1.0%
11,000	Capital One Financial Corp.	805,310

Diversified Financial Services-3.9%
10,000	CME Group, Inc.	853,000
40,500	JPMorgan Chase & Co.	2,202,390
		3,055,390

Diversified Telecommunication Services-3.2%
38,000	AT&T, Inc.	1,250,960
27,000	Verizon Communications, Inc.	1,234,170
		2,485,130

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Electric Utilities-1.6%
11,000	American Electric Power Co., Inc.	690,910
6,000	Duke Energy Corp.	522,840
		1,213,750

Food & Staples Retailing-4.3%
15,000	CVS Health Corp.	1,472,400
50,000	Safeway, Inc.-CVR (a)	26,593
20,000	Walgreens Boots Alliance, Inc.	1,475,000
9,000	Weis Markets, Inc.	412,470
		3,386,463

Food Products-0.6%
13,000	Pinnacle Foods, Inc.	467,610

Health Care Equipment & Supplies-3.2%
8,600	Becton, Dickinson & Co.	1,187,488
12,000	Zimmer Holdings, Inc.	1,345,200
		2,532,688

Health Care Providers & Services-1.7%
6,000	Cardinal Health, Inc.	499,140
4,000	McKesson Corp.	850,600
		1,349,740

Hotels, Restaurants & Leisure-1.6%
36,000	International Game Technology	609,120
6,800	McDonald’s Corp.	628,592
		1,237,712

Household Products-1.6%
6,000	Colgate-Palmolive Co.	405,120
10,000	The Procter & Gamble Co.	842,900
		1,248,020

Industrial Conglomerates-0.6%
20,000	General Electric Co.	477,800

Insurance-5.9%
21,500	MetLife, Inc.	999,750
18,000	Prudential Financial, Inc.	1,365,840
9,105	The Chubb Corp.	891,379
34,000	The Hartford Financial Services Group, Inc.	1,322,600
		4,579,569

IT Services-2.9%
9,000	Accenture PLC-Class A	756,270
10,000	International Business Machines Corp.	1,533,100
		2,289,370

Media-4.5%
30,000	CBS Corp.-Class B	1,644,300
27,000	Cinemark Holdings, Inc.	1,003,590
17,000	Comcast Corp.-Class A	903,465
		3,551,355

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Multi-Utilities-2.0%
14,000	Wisconsin Energy Corp.	780,780
20,200	Xcel Energy, Inc.	758,106
		1,538,886
Office Electronics-0.9%
55,000	Xerox Corp.	724,350

Oil, Gas & Consumable Fuels-4.4%
10,500	Apache Corp.	656,985
9,000	Chevron Corp.	922,770
21,000	Kinder Morgan, Inc.	862,050
21,889	Teekay LNG Partners LP	815,584
5,000	The Williams Cos., Inc.	219,300
		3,476,689

Pharmaceuticals-7.5%
9,200	Abbott Laboratories	411,792
15,000	AbbVie, Inc.	905,250
10,000	GlaxoSmithKline PLC-ADR	440,000
24,000	Johnson & Johnson	2,403,360
41,000	Pfizer, Inc.	1,281,250
8,000	Teva Pharmaceutical Industries, Ltd.-ADR	454,880
		5,896,532

Real Estate Investment Trusts-5.1%
8,000	Boston Properties, Inc.	1,110,400
11,000	Digital Realty Trust, Inc.	802,340
14,000	Outfront Media, Inc.	396,900
8,300	Simon Property Group, Inc.	1,648,878
		3,958,518

Road & Rail-0.9%
2,500	AMERCO	715,275

Semiconductors & Semiconductor Equipment-0.8%
14,000	Linear Technology Corp.	629,160

Specialty Retail-1.5%
18,000	TJX Cos., Inc.	1,186,920

Technology, Hardware, Storage & Peripherals-3.8%
14,000	Apple, Inc.	1,640,240
52,500	EMC Corp.	1,361,325
		3,001,565

Textiles, Apparel & Luxury Goods-1.9%
5,000	PVH Corp.	551,300
13,000	VF Corp.	901,810
		1,453,110

Trading Companies & Distributors-3.4%
19,000	GATX Corp.	1,085,850
4,000	Watsco, Inc.	435,440
5,000	WW Grainger, Inc.	1,179,200
		2,700,490
	Total Common Stocks (Cost $55,735,080)	70,306,392

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Contract Amount

Call Options Purchased-0.0% (b)
7,500	Bristol-Myers Squibb Co., Expiration Date 3/20/2015, Strike Price $70.0	1,200
10,000	SAP SE-ADR, Expiration Date 2/20/2015, Strike Price $70.0	2,000
	Total Call Options Purchased (Cost $10,277)	3,200

Principal Amount

Bonds-7.2%

U.S. Treasury Bonds-7.2%
$4,000,000	5.250%, 11/15/2028	5,595,312
	Total Bonds (Cost $4,432,718)	5,595,312

Short-Term Investments-2.3%
$1,828,000	State Street Eurodollar Time Deposit, 0.01%	1,828,000
	Total Short-Term Investments (Cost $1,828,000)	1,828,000
Total Investments (Cost $62,006,075)-99.3%		77,732,904
Other Assets in Excess of Liabilities-0.7%		530,292
TOTAL NET ASSETS 100.0%		$78,263,196

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Amount is less than 0.05%.

ADR-American Depositary Receipt

CVR-Contingent Value Right

PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

1. Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware Statutory Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Small Cap Fund, Alpine Transformations Fund and Alpine Equity Income Fund are six separate funds of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Small Cap Fund, Alpine Transformations Fund, and Alpine Equity Income Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees (the “Board”). In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or, lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of less than one year are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

Fair Value Measurement:

The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2015:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$21,227,817	$9,496,073	$—	$30,723,890
Consumer Staples	19,403,943	5,640,074	—	25,044,017
Energy	14,472,391	1,052,276	—	15,524,667
Financials	21,745,923	16,372,052	—	38,117,975
Health Care	20,665,578	2,991,954	—	23,657,532
Industrials	15,740,791	15,276,807	—	31,017,598
Information Technology	24,734,593	—	—	24,734,593
Insurance	979,800	—	—	979,800
Materials	—	6,179,913	—	6,179,913
Telecommunication Services	2,971,998	—	—	2,971,998
Utilities	7,857,037	—	—	7,857,037
Equity-Linked Structured Notes	—	2,051,742	—	2,051,742
Convertible Bonds	—	2,949	—	2,949
Total	$149,799,871	$59,063,840	$—	$208,863,711

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$759,390	$—	$759,390
Liabilities
Forward Currency Contracts	—	(472,673)	—	(472,673)
Total	$—	$286,717	$—	$286,717

	Valuation Inputs
Accelerating Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$6,563,452	$—	$—	$6,563,452
Short-Term Investment	—	190,000	—	190,000
Total	$6,563,452	$190,000	$—	$6,753,452

	Valuation Inputs
Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Banks	$13,065,828	$4,257,847	$—	$17,323,675
Capital Markets	6,138,844	380,987	—	6,519,831
Consumer Finance	392,711	—	—	392,711
Diversified Financial Services	803,770	778,416	—	1,582,186
IT Services	49,684	—	—	49,684
Insurance	1,473,705	308,772	—	1,782,477
Internet Software & Services	640,200	—	—	640,200
Thrifts & Mortgage Finance	2,588,068	—	—	2,588,068
Trading Companies & Distributors	57,150	—	—	57,150
Preferred Stocks	262,680	—	—	262,680
Exchange-Traded Funds	213,520	—	—	213,520
Total	$25,686,160	$5,726,022	$—	$31,412,182

	Valuation Inputs
Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$12,554,409	$—	$—	$12,554,409
Rights	—	0	—	0
Short-Term Investments	—	504,000	—	504,000
Total	$12,554,409	$504,000	$—	$13,058,409

	Valuation Inputs
Transformations Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$6,774,282	$429,819	$—	$7,204,101
Short-Term Investments	—	435,000	—	435,000
Total	$6,774,282	$864,819	$—	$7,639,101

	Valuation Inputs
Equity Income Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$70,279,799	$26,593	$—	$70,306,392
Bonds	—	5,595,312	—	5,595,312
Call Options Purchased	3,200	—	—	3,200
Short-Term Investments	—	1,828,000	—	1,828,000
Total	$70,282,999	$7,449,905	$—	$77,732,904

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the year.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Dynamic Dividend Fund	$192,084,364	$31,410,356	$(14,631,009)	$16,779,347
Accelerating Dividend Fund	6,079,912	890,821	(217,281)	673,540
Financial Services Fund	30,365,184	4,167,558	(3,120,561)	1,046,997
Small Cap Fund	13,342,634	755,721	(1,039,946)	(284,225)
Transformations Fund	5,671,363	2,249,674	(281,936)	1,967,738
Equity Income Fund	62,006,075	16,838,175	(1,111,346)	15,726,829

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

Each of the Dynamic Dividend, Accelerating Dividend, Financial Services and Transformations Funds may invest without limitation in foreign securities. The Small Cap Fund and Equity Income Fund may invest up to 30% and 15%, respectively, of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to, or economically hedge against, changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement.

The following forward contracts were held as of January 31, 2015:

Dynamic Dividend Fund
Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Swiss Franc	State Street Bank and Trust Company	06/25/15	4,300,000	CHF	$4,275,629	$4,714,159	$(438,530)
Euro	State Street Bank and Trust Company	06/25/15	12,100,000	EUR	14,421,869	13,693,406	728,463
British Pound	State Street Bank and Trust Company	06/25/15	3,500,000	GBP	5,297,600	5,266,673	30,927
Japanese Yen	State Street Bank and Trust Company	06/25/15	480,000,000	JPY	4,060,776	4,094,919	(34,143)
						$27,769,157	$286,717

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 25, 2015

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 25, 2015

*  Print the name and title of each signing officer under his or her signature.